Share-based compensation - Geely Auto Share Incentive Plan - Performance-based restricted share units - Activities (Details) - Performance-based restricted share units - Geely Auto RSU Plan - ¥ / shares
	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of restricted share units
Unvested at beginning period		4,854,000	7,488,000	8,395,805
Granted	9,128,000
RSUs transferred		221,250	178,000	2,224,000
Vested		477,450	503,000	2,411,489
Forfeited		2,152,800	2,309,000	720,316
Unvested at period end		2,445,000	4,854,000	7,488,000
Expected to vest		443,378
Weighted average grant date fair value per share
Unvested at beginning period		¥ 22.3	¥ 22.3	¥ 22.3
Transferred		22.3	22.3	22.3
Vested		22.3	22.3	22.3
Forfeited		22.3	22.3	22.3
Unvested at period end		22.3	¥ 22.3	¥ 22.3
Expected to vest		¥ 22.3